FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         December 31, 2006

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Marietta Investment Partners, LLC
Address:    100 East Wisconsin Avenue, Suite 2650
            Milwaukee, WI 53202

Form 13F File Number:         28-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Christine M. Smyth
Title:            Development Director and Chief Compliance Officer
Phone:            (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth   Milwaukee, Wisconsin   1/22/07
----------------------   --------------------  ---------
    (Signature)             (City, State)        (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                      99

Form 13F Information Table Value Total:                $171,345
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None









                                         Marietta Investment Partners, LLC
                                            Form 13F Information Table
                                                 December 31, 2006

                                                                                                 Voting Authority
                                                        Value    Shares/ Sh/ Put/ Invstmt Otr    ----------------
Name of Issuer                 Title of class CUSIP     (x$1000) Prn Amt Prn Call Dscretn Mgrs Sole    Shrd None
--------------------------     -----------    --------- -------- ------- --- ---- ------- ---- ------- ---- -------
3M CO.                         COM            88579Y101    1,114  14,300 SH       Sole          14,300
ABBOTT LABS                    COM            002824100    1,324  27,175 SH       Sole          27,175
ADOBE SYS INC.                 COM            00724F101    3,591  87,320 SH       Sole          57,295       30,025
AFLAC INC.                     COM            001055102      460  10,000 SH       Sole          10,000
ALTRIA GROUP INC.              COM            02209S103    1,082  12,605 SH       Sole          12,205          400
AMGEN INC.                     COM            031162100      251   3,670 SH       Sole           3,670
APACHE CORP.                   COM            037411105    2,439  36,674 SH       Sole          23,074       13,600
APPLE COMPUTER INC.            COM            037833100      316   3,720 SH       Sole           3,720
BANK OF AMERICA CORP.          COM            060505104    3,078  57,655 SH       Sole          42,955       14,700
BANTA CORP.                    COM            066821109      360   9,897 SH       Sole           9,897
BARCLAYS PLC                   ADR            06738E204      952  16,380 SH       Sole           8,580        7,800
BERKSHIRE HATHAWAY INC.        CL A           084670108    1,760      16 SH       Sole              16
BERKSHIRE HATHAWAY INC.        CL B           084670207    2,427     662 SH       Sole             640           22
BOEING CO.                     COM            097023105    3,179  35,780 SH       Sole          24,855       10,925
BP PLC                         SPONSORED ADR  055622104    1,650  24,584 SH       Sole          24,584
BRIGGS & STRATTON CORP.        COM            109043109      555  20,600 SH       Sole          20,600
BRISTOL MYERS SQUIBB           COM            110122108      384  14,600 SH       Sole          14,600
CAMPBELL SOUP CO.              COM            134429109      484  12,450 SH       Sole          12,450
CHEVRON CORP NEW               COM            166764100    2,243  30,500 SH       Sole          27,500        3,000
CHINA PETE & CHEM CORP.        SPON ADR H SHS 16941R108    1,593  17,200 SH       Sole          10,840        6,360
CISCO SYS INC.                 COM            17275R102      364  13,315 SH       Sole          12,615          700
CITIGROUP INC.                 COM            172967101    1,027  18,445 SH       Sole          18,445
COACH INC.                     COM            189754104    2,160  50,286 SH       Sole          50,286
COCA COLA CO.                  COM            191216100      224   4,645 SH       Sole           4,645
COGNIZANT TECH SOLUTNS         CL A           192446102    3,494  45,280 SH       Sole          30,380       14,900
COLGATE PALMOLIVE CO.          COM            194162103    2,248  34,465 SH       Sole          20,915       13,550
CONOCOPHILLIPS                 COM            20825C104      420   5,836 SH       Sole           5,836
DANAHER CORP DEL               COM            235851102    4,257  58,765 SH       Sole          42,015       16,750
DEVON ENERGY CORP NEW          COM            25179M103      302   4,499 SH       Sole           3,899          600
DOMINION RES VA NEW            COM            25746U109      792   9,442 SH       Sole           9,442
DOW CHEM CO.                   COM            260543103      814  20,400 SH       Sole          20,400
DU PONT E I DE NEMOURS         COM            263534109      862  17,700 SH       Sole          17,700
EMERSON ELEC CO.               COM            291011104    3,573  81,050 SH       Sole          61,230       19,820
EXXON MOBIL CORP.              COM            30231G102    5,841  76,223 SH       Sole          72,573        3,650
FASTENAL CO.                   COM            311900104    1,224  34,100 SH       Sole          34,100
FISERV INC.                    COM            337738108    2,389  45,572 SH       Sole          45,472          100
FRANKLIN RES INC.              COM            354613101      210   1,910 SH       Sole           1,810          100
GENENTECH INC COM NEW          COM            368710406    2,697  33,240 SH       Sole          28,040        5,200
GENERAL ELEC CO.               COM            369604103    7,000 188,121 SH       Sole         156,687       31,434
GILEAD SCIENCES INC.           COM            375558103      650  10,010 SH       Sole           9,610          400
GOLDMAN SACHS GROUP            COM            38141G104    5,861  29,400 SH       Sole          23,575        5,825
GRANT PRIDECO INC.             COM            38821G101      303   7,619 SH       Sole           7,619
HERSHEY CO.                    COM            427866108      279   5,600 SH       Sole           3,600        2,000
ILLINOIS TOOL WKS INC.         COM            452308109      383   8,300 SH       Sole           6,500        1,800
INTERNATIONAL BUSINESS MACHS C COM            459200101      439   4,520 SH       Sole           4,520
ISHARES TR                     DJ SEL DIV INX 464287168    1,001  14,150 SH       Sole          13,050        1,100
ISHARES TR                     RUSSELL 1000   464287622      427   5,555 SH       Sole           4,055        1,500
ISHARES TR                     RUSSELL1000GRW 464287614      258   4,690 SH       Sole           4,690
JOHNSON & JOHNSON              COM            478160104    4,147  62,810 SH       Sole          51,060       11,750
JOHNSON CTLS INC.              COM            478366107      589   6,850 SH       Sole           6,850
JPMORGAN CHASE & COMPANY       COM            46625H100    1,824  37,759 SH       Sole          36,809          950
KELLOGG CO.                    COM            487836108    1,970  39,362 SH       Sole          33,862        5,500
KIMBERLY CLARK CORP.           COM            494368103    1,771  26,060 SH       Sole          26,060
KOHLS CORP.                    COM            500255104    1,620  23,675 SH       Sole          23,575          100
LAUREATE EDUCATION INC.        COM            518613104      483   9,935 SH       Sole           9,935
LINCOLN NATL CORP IND          COM            534187109      256   3,860 SH       Sole           3,585          275
MANPOWER INC.                  COM            56418H100      854  11,400 SH       Sole          11,400
MARSHALL & ILSLEY CORP.        COM            571834100    1,975  41,060 SH       Sole          41,060
MCGRAW HILL COS INC.           COM            580645109    2,863  42,095 SH       Sole          30,145       11,950
MEDCO HEALTH SOLUTIONS         COM            58405U102      656  12,276 SH       Sole          12,276
MEDTRONIC INC.                 COM            585055106    3,197  59,742 SH       Sole          44,442       15,300
MGIC INVT CORP WIS             COM            552848103    1,729  27,642 SH       Sole          27,642
MICROSOFT CORP.                COM            594918104    1,104  36,959 SH       Sole          30,559        6,400
MIDCAP SPDR TR                 UNIT SER 1     595635103      311   2,125 SH       Sole           2,125
MOTOROLA INC.                  COM            620076109    3,532 171,775 SH       Sole         123,925       47,850
NASDAQ 100 TR                  UNIT SER 1     631100104    1,526  35,355 SH       Sole          32,630        2,725
NATIONAL OILWELL VARCO         COM            637071101      468   7,645 SH       Sole           6,895          750
NATIONAL PRESTO INDS           COM            637215104      326   5,437 SH       Sole           5,437
NEWMONT MINING CORP.           COM            651639106      272   6,034 SH       Sole           6,034
NORDSTROM INC.                 COM            655664100    3,771  76,435 SH       Sole          54,085       22,350
NOVARTIS A G                   SPONSORED ADR  66987V109    2,538  44,180 SH       Sole          29,880       14,300
OMNICOM GROUP                  COM            681919106    2,240  21,425 SH       Sole          17,715        3,710
ORACLE CORP.                   COM            68389X105      828  48,285 SH       Sole          46,035        2,250
PEPSICO INC.                   COM            713448108    5,278  84,377 SH       Sole          70,067       14,310
PPG INDS INC.                  COM            693506107      325   5,064 SH       Sole           5,064
PRICE T ROWE GROUP INC.        COM            74144T108    3,867  88,340 SH       Sole          62,070       26,270
PROCTER & GAMBLE CO.           COM            742718109    6,106  95,007 SH       Sole          76,732       18,275
PRUDENTIAL FINL INC.           COM            744320102      202   2,350 SH       Sole           2,350
ROCKWELL COLLINS INC.          COM            774341101    4,190  66,200 SH       Sole          50,720       15,480
ROYAL DUTCH SHELL PLC          SPONS ADR A    780259206    1,869  26,400 SH       Sole          26,400
SARA LEE CORP.                 COM            803111103      567  33,320 SH       Sole          33,320
SCHLUMBERGER LTD               COM            806857108    2,152  34,075 SH       Sole          27,045        7,030
SNAP ON INC.                   COM            833034101      536  11,248 SH       Sole          11,248
SPDR TR                        UNIT SER 1     78462F103    1,350   9,533 SH       Sole           2,733        6,800
STARWOOD HOTELS&RESORT         COM            85590A401    2,141  34,250 SH       Sole          19,100       15,150
STATE STREET CORP.             COM            857477103    3,747  55,565 SH       Sole          37,875       17,690
STRATTEC SEC CORP.             COM            863111100      227   4,868 SH       Sole           4,868
TEXAS INSTRUMENTS INC.         COM            882508104    3,446 119,656 SH       Sole          83,031       36,625
TRANSOCEAN, INC.               ORD            G90078109    1,858  22,964 SH       Sole          16,744        6,220
UBS AG                         SHS NEW        H89231338    2,465  40,865 SH       Sole          27,515       13,350
UNDER ARMOUR INC.              CL A           904311107      397   7,875 SH       Sole           7,775          100
US BANCORP DEL COM NEW         COM            902973304    2,782  76,883 SH       Sole          76,883
VARIAN MED SYS INC.            COM            92220P105      275   5,780 SH       Sole           5,580          200
WALGREEN CO.                   COM            931422109    2,243  48,870 SH       Sole          38,550       10,320
WEATHERFORD INTL LTD           COM            G95089101    1,060  25,375 SH       Sole          25,375
WELLS FARGO CO.                COM            949746101    1,253  35,240 SH       Sole          21,940       13,300
WEYERHAEUSER CO.               COM            962166104      318   4,500 SH       Sole           4,500
YUM BRANDS INC.                COM            988498101      239   4,073 SH       Sole           3,823          250
ZIMMER HOLDINGS INC W/I        COM            98956P102    2,861  36,504 SH       Sole          24,244       12,260
REPORT SUMMARY                  99                       171,345